OPERATING LEASES - Schedule of Operating Lease Obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 198,462
Repayments	(10,826)
Foreign exchange translation	33
Operating lease obligation, ending balance	187,669
Current portion	22,585
Non-current portion	165,084
Ship Finance International Ltd
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	185,816
Repayments	(9,472)
Foreign exchange translation	0
Operating lease obligation, ending balance	176,344
Current portion	19,571
Non-current portion	156,773
Golden Hawk
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	9,567
Repayments	(1,146)
Foreign exchange translation	0
Operating lease obligation, ending balance	8,421
Current portion	2,412
Non-current portion	6,009
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	3,079
Repayments	(208)
Foreign exchange translation	33
Operating lease obligation, ending balance	2,904
Current portion	602
Non-current portion	$ 2,302